COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments with Off-Balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2025		2024
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$154,519	$922,192	$135,449	$816,850
Standby letters of credit	20	13,786	715	12,312